Business Combination (Details 1) - USD ($)	Jun. 01, 2018	Nov. 22, 2016
Cash		$ (3,377)
Accounts payable		$ (54,036)
Thunder Ridge Transport, Inc. [Member]
Cash	$ (229,736)
Accounts receivable, net	2,061,514
Accounts receivable other	68,074
Prepaids	81,969
Goodwill	6,002,275
Deposits	205,113
Property and equipment	218,132
Lines-of-credit	(421,739)
Accounts payable	(797,578)
Other accrued liabilities	(1,573,579)
Factored accounts receivable	(1,230,679)
Fuel advance	(996,750)
Long-term debt	(187,016)
Promissory note - stockholder	(2,500,000)
Common stock	$ (700,000)